UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2005
                                                     -----------------------

Check here if Amendment [  ];       Amendment Number:
                                                             ---------------

     This Amendment (check only one):         [  ] is a restatement
                                              [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           New Generation Advisers, Inc.
                -------------------------------------------------------------
Address:        225 Friend Street
                -------------------------------------------------------------
                Suite 801
                -------------------------------------------------------------
                Boston, MA 02114
                -------------------------------------------------------------

Form 13F File Number:         28-10779
                              ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           George Putnam, III
                -----------------------------------------------------------
Title:          President
                -----------------------------------------------------------
Phone:          617.573.9550
                -----------------------------------------------------------

Signature, Place and Date of Signing:


    /s/ George Putnam, III                  Boston, MA       November 3, 2005
   -------------------------------------  ---------------   ------------------
              [Signature]                    [City, State]        [Date]

Report Type (Check only one)

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number                Name
          28- None
            --------------------        ---------------------------------------

[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0
                                                 --------------------
Form 13F Information Table Entry Total:                  45
                                                 --------------------
Form 13F Information Table Value Total:                139,168
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       No.               Form 13F File Number       Name
  -----------               28- None
                             ------------------     ----------------------------

     [Repeat as necessary.]

New Generation Advisers, Inc. September 30, 2005

                                                                                                    Column 8    Column 8   Column 8
                               Title of                Value              Investment     Other      Voting      Voting     Voting
Name of Issuer                 Class      CUSIP      $1,000)     Shares   Discretion     Managers   Sole        Shared     None

ADC Telecommunications         Common     000886101    1,858     81,283   Sole           None         74,312       6,971
AK Steel Holding               Common     001547108    2,706    315,700   Sole           None        292,835      22,865
Alcatel                        ADR        013904305    3,020    225,000   Sole           None        208,675      16,325
AMR Corporation                Common     001765106    3,354    300,000   Sole           None        279,180      20,820
Atmel Corporation              Common     049513104      969    470,500   Sole           None        433,700      36,800
Broadwing                      Common     11161E101    2,994    600,000   Sole           None        555,960      44,040
Brocade Communication          Common     111621108    2,643    647,800   Sole           None        600,260      47,540
CIENA                          Common     171779101    3,960  1,500,000   Sole           None      1,391,250     108,750
Colt Telecom                   Common     196877104    2,903    704,700   Sole           None        649,991      54,709
Continental Airlines           Class B    210795308    2,415    250,000   Sole           None        232,625      17,375
Covad Communications           Common     222814204    1,876  1,770,000   Sole           None      1,641,675     128,325
Cypress Semiconductor          Common     232806109    2,947    195,800   Sole           None        183,400      12,400
DDI                            Common     233162304    4,575  5,648,598   Sole           None      5,239,098     409,500
Delphi                         Common     247126105    1,490    540,000   Sole           None        499,000      41,000
Elan                           ADR        284131208    2,924    330,000   Sole           None        303,550      26,450
Electroglas                    Common     285324109    1,886    558,000   Sole           None        511,850      46,150
Global Crossing Ltd            Common     G3921A175    1,683    114,391   Sole           None        104,642       9,749
Global Industries              Common     379336100    5,713    387,600   Sole           None        356,655      30,945
Goodyear Tire & Rubber         Common     382550101    4,131    265,000   Sole           None        246,380      18,620
Grey Wolf                      Common     397888108    4,518    536,000   Sole           None        487,615      48,385
Input/Output                   Common     457652105    3,651    457,500   Sole           None        420,670      36,830
JDS Uniphase                   Common     46612J101    4,007  1,805,000   Sole           None      1,678,250     126,750
Key Energy                     Common     492914106    3,651    247,500   Sole           None        227,550      19,950
Kulicke and Soffa              Common     501242101    1,562    215,500   Sole           None        197,800      17,700
Ladish Co., Inc.               Common     505754200    1,421     81,472   Sole           None         76,972       4,500
Lucent Technologies            Common     549463107    3,189    981,250   Sole           None        909,350      71,900
Metal Management               Common     591097209    1,967     77,600   Sole           None         72,615       4,985
Metals USA                     Common     591324207    2,451    119,800   Sole           None        111,155       8,645
Milacron                       Common     598709103    1,635    918,537   Sole           None        841,261      77,276
Mpower Holding                 Common     62473L309    2,780  2,000,000   Sole           None      1,859,470     140,530
Newpark Resources              Common     651718504    3,318    394,100   Sole           None        362,280      31,820
Nortel Networks                Common     656568102    3,260  1,000,000   Sole           None        927,200      72,800


Parker Drilling                Common     701081101    5,228    564,000   Sole           None        520,230      43,770
Paxson Communications          Common     704231109      900  2,000,000   Sole           None      1,860,505     139,495
Petroleum Geo-Services ASA     ADR        716599105    7,201    226,300   Sole           None        206,580      19,720
Primedia                       Common     74157K101    8,738  2,136,500   Sole           None      1,987,995     148,505
Rite Aid                       Common     767754104    2,813    725,000   Sole           None        672,710      52,290
Six Flags                      Common     83001P109      342     47,500   Sole           None         47,500           0
Tellabs                        Common     879664100    4,208    400,000   Sole           None        371,000      29,000
Time Warner Telecom            Common     887319101    4,376    560,985   Sole           None        521,206      39,779
US LEC                         Class A    90331S109    1,051    550,000   Sole           None        511,265      38,735
Vitesse Semiconductor          Common     928497106    1,207    591,500   Sole           None        550,030      41,470
W.R. Grace                     Common     38388F108    6,260    699,400   Sole           None        642,600      56,800
Zhone Technologies             Common     98950P108    3,842  1,471,995   Sole           None      1,364,935     107,060
Zilog Inc.                     Common     989524301    1,545    585,148   Sole           None        538,933      46,215
